Deferred Revenues and Performance Obligations	12 Months Ended
Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Deferred Revenues and Performance Obligations
10. Deferred Revenues and Performance Obligations
Deferred Revenue
Significant changes in the Company’s deferred revenue balance for the years ended December 31, 2018 and 2019 were as follows:

	Year Ended December 31,
	2018	2019
Total deferred revenue, beginning of the period	$106,184	$93,299
Additions	67,329	85,167
Recognized	(80,214)	(101,080)

Total deferred revenue, end of the period	$93,299	$77,386

Current deferred revenue	64,128	66,490
Non-current deferred revenue	29,171	10,896

	$93,299	$77,386

Transaction Price Allocated to Remaining Performance Obligations
As of December 31, 2018 and 2019, the aggregate amount of the transaction price allocated to remaining performance obligations was $176,109 and $162,230, respectively. The substantial majority of the unsatisfied performance obligations will be satisfied over the next three years. As it pertains to the December 31, 2019 amount, the Company expects to recognize 45% of the transaction price in the year ending December 31, 2020 in its consolidated statement of operations and comprehensive loss with the remainder recognized thereafter.